Intangible assets (Tables)	12 Months Ended
Mar. 31, 2022
Intangible assets
Schedule of intangible assets

	At March 31,
	2022	2021	2020
Landing rights	€M	€M	€M

Balance at beginning of year	146.4	146.4	146.4
Balance at end of year	146.4	146.4	146.4